Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic location - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic location [Line Items]
Total revenue	$ 297,239	$ 210,659
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic location [Line Items]
Total revenue	231,738	182,188
International [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by geographic location [Line Items]
Total revenue	$ 65,501	$ 28,471